Fair Value of Financial Instruments (Details) - Schedule of company's assets that are measured at fair value on a recurring basis - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Cash equivalents:
Money market funds	[1]	$ 15,015
Liabilities:
Preferred stock warrant liability	[1]
Contingent shares liability	[1]
Level 1 [Member] | Corporate bonds [Member]
Marketable securities:
Marketable securities	[1]
Level 1 [Member] | U.S. agency securities [Member]
Marketable securities:
Marketable securities	[1]
Level 2 [Member]
Cash equivalents:
Money market funds	[2]
Liabilities:
Preferred stock warrant liability	[2]
Contingent shares liability	[2]
Level 2 [Member] | Corporate bonds [Member]
Marketable securities:
Marketable securities	[2]	8,830
Level 2 [Member] | U.S. agency securities [Member]
Marketable securities:
Marketable securities	[2]	1,259
Level 3 [Member]
Cash equivalents:
Money market funds	[3]
Liabilities:
Preferred stock warrant liability	[3]	1,814	$ 1,507
Contingent shares liability	[3]	2,196
Level 3 [Member] | Corporate bonds [Member]
Marketable securities:
Marketable securities	[3]
Level 3 [Member] | U.S. agency securities [Member]
Marketable securities:
Marketable securities	[3]

[1]	Level 1 fair value estimates are based on quoted prices in active markets for identical assets or liabilities.
[2]	Level 2 fair value estimates are based on observable inputs other than quoted prices in active markets for identical assets and liabilities or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
[3]	Level 3 fair value estimates are based on unobservable inputs not observable in the market. The Company utilized the Black-Scholes options pricing model to fair value the preferred stock warrant liability.